Costs and Operating Expenses - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Losses	₸ 848,770	₸ 588,844	₸ 435,214
Technology & Product Development
Disclosure of attribution of expenses by nature to their function [line items]
Losses		690
Sales & Marketing
Disclosure of attribution of expenses by nature to their function [line items]
Contribution to fund		₸ 10,000